UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-21359

        Managed Duration Investment Grade Municipal Fund

(Exact name of registrant as specified in charter)

200 Park Avenue, 7th Floor

          New York, NY 10166

(Address of principal executive offices) (Zip code)

Clifford D. Corso

200 Park Avenue, 7th Floor

            New York, NY 10166

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (212) 527-1800

Date of fiscal year end:   March 31

Date of reporting period:   April 1, 2018 to June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited)	June 30, 2018

	Face Amount	Value
MUNICIPAL BONDS† – 158.4%

California – 26.6%
Bay Area Toll Authority Revenue Bonds
(MUNIPSA + 1.25%), 2.76% due 04/01/36[1]	$ 2,000,000	$2,104,940
California Pollution Control Financing Authority Revenue Bonds, AMT
5.00% due 07/01/30[2]	1,000,000	1,073,980
Golden State Tobacco Securitization Corp. Revenue Bonds
5.00% due 06/01/28	2,500,000	2,898,975
Hartnell Community College District General Obligation Unlimited
0.00% due 08/01/42[3]	5,640,000	2,021,263
M-S-R Energy Authority Revenue Bonds
7.00% due 11/01/34	2,500,000	3,553,925
Norman Y Mineta San Jose International Airport San Jose, CA Revenue Bonds, AMT
5.00% due 03/01/47	605,000	678,998
Northern California Gas Authority No 1 Revenue Bonds
(3M LIBOR x 67% + 0.72%), 2.27% due 07/01/27[1]	3,760,000	3,684,762
Patterson Joint Unified School District General Obligation Unlimited, (AGM)
0.00% due 08/01/47[3]	2,740,000	846,633
Sacramento County Sanitation Districts Financing Authority Revenue Bonds, (AGC-ICC FGIC)
(3M LIBOR x 67% + 0.53%), 2.07% due 12/01/35[1]	3,500,000	3,390,730
San Bernardino City Unified School District General Obligation Unlimited, (AGM)
5.00% due 08/01/28	1,000,000	1,124,090
San Diego Unified School District General Obligation Unlimited
0.00% due 07/01/38[3]	3,145,000	1,179,690
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Bonds, AMT
5.00% due 05/01/47	1,335,000	1,507,522
San Mateo County Community College District General Obligation Unlimited, (NATL)
0.00% due 09/01/29[3]	3,000,000	2,187,510
Total California		26,253,018

Texas – 19.8%
Fort Bend County Industrial Development Corp. Revenue Bonds
4.75% due 11/01/42	1,000,000	1,022,300
Matagorda County Navigation District No 1 Revenue Bonds, AMT, (AMBAC)
5.13% due 11/01/28	2,515,000	2,838,605
North Texas Tollway Authority Revenue Bonds
5.00% due 01/01/45	2,500,000	2,738,975
5.00% due 01/01/43	1,430,000	1,629,271
Tarrant County Cultural Education Facilities Finance Corp. Revenue Bonds
5.00% due 10/01/43	2,000,000	2,181,520
5.00% due 11/15/52	940,000	1,029,573

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	June 30, 2018

	Face Amount	Value
MUNICIPAL BONDS† – 158.4% (continued)

Texas – 19.8% (continued)
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds
(3M LIBOR x 67% + 0.70%), 2.27% due 12/15/26[1]	$ 4,250,000	$4,211,070
Texas Municipal Gas Acquisition & Supply Corp. II Revenue Bonds
(MUNIPSA + 0.55%), 2.06% due 09/15/27[1]	4,000,000	3,954,560
Total Texas		19,605,874

New York – 14.0%
Metropolitan Transportation Authority Revenue Bonds
5.00% due 11/15/43	2,000,000	2,195,800
5.25% due 11/15/57	1,600,000	1,820,944
New York State Dormitory Authority Revenue Bonds
5.00% due 07/01/32	1,000,000	1,070,480
New York Transportation Development Corp. Revenue Bonds, AMT
5.00% due 07/01/46	2,000,000	2,156,460
Triborough Bridge & Tunnel Authority Revenue Bonds
0.00% due 11/15/31[3]	2,750,000	1,740,860
Troy Industrial Development Authority Revenue Bonds
5.00% due 09/01/31	1,000,000	1,070,460
TSASC Inc. Revenue Bonds
5.00% due 06/01/35	1,430,000	1,573,400
Westchester Tobacco Asset Securitization Revenue Bonds
5.00% due 06/01/41	2,000,000	2,175,180
Total New York		13,803,584

Pennsylvania – 11.1%
City Of Philadelphia Pa General Obligation Unlimited, (AGC)
5.38% due 08/01/30	990,000	1,027,056
Commonwealth Financing Authority Revenue Bonds
5.00% due 06/01/35	1,000,000	1,124,680
County of Allegheny General Obligation Unlimited, (AGM)
(3M LIBOR x 67% + 0.55%), 2.13% due 11/01/26[1]	1,605,000	1,581,952
County of Lehigh Revenue Bonds
4.00% due 07/01/43	1,000,000	1,017,740
Delaware River Port Authority Revenue Bonds
5.00% due 01/01/27	1,500,000	1,620,675
Pennsylvania Economic Development Financing Authority Revenue Bonds, AMT
1.70% due 08/01/37[1]	2,000,000	1,966,500
Pennsylvania Turnpike Commission Revenue Bonds
5.00% due 12/01/46	2,390,000	2,651,490
Total Pennsylvania		10,990,093

Massachusetts – 8.2%
Commonwealth of Massachusetts General Obligation Unlimited, (BHAC-CR FGIC)
(3M LIBOR x 67% + 0.57%), 2.15% due 05/01/37[1]	2,395,000	2,306,840

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	June 30, 2018

	Face Amount	Value

MUNICIPAL BONDS† – 158.4% (continued)

Massachusetts – 8.2% (continued)
Massachusetts Bay Transportation Authority Revenue Bonds
0.00% due 07/01/32[3]	$5,105,000	$3,184,856
Massachusetts Development Finance Agency Revenue Bonds
5.00% due 07/01/37	1,000,000	1,103,080
6.25% due 07/01/30	385,000	399,595
Massachusetts Educational Financing Authority Revenue Bonds, AMT
4.70% due 07/01/26	600,000	624,804
5.38% due 07/01/25	465,000	495,578
Total Massachusetts		8,114,753

Louisiana – 8.0%
City Of Shreveport LaWater & Sewer Revenue Revenue Bonds, (BAM)
5.00% due 12/01/41	1,000,000	1,120,050
Lafayette Consolidated Government Revenue Bonds, (AGM)
5.00% due 11/01/31	1,000,000	1,122,950
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds
3.50% due 11/01/32	2,000,000	1,970,400
Louisiana Public Facilities Authority Revenue Bonds
5.25% due 11/01/30	1,000,000	1,050,450
Louisiana Public Facilities Authority Revenue Bonds, (AGM)
5.00% due 06/01/42	800,000	878,224
State of Louisiana Gasoline & Fuels Tax Revenue Bonds
5.00% due 05/01/43	1,600,000	1,751,040
Total Louisiana		7,893,114

Arizona – 8.0%
Arizona Health Facilities Authority Revenue Bonds
(3M LIBOR x 67% + 0.81%), 2.36% due 01/01/37[1]	3,500,000	3,308,305
(MUNIPSA + 1.85%), 3.36% due 02/01/48[1]	2,000,000	2,094,980
Glendale Municipal Property Corp. Revenue Bonds
5.00% due 07/01/33	1,250,000	1,368,138
Industrial Development Authority of the City of Phoenix Revenue Bonds
5.25% due 06/01/34	1,000,000	1,093,630
Total Arizona		7,865,053

Michigan – 6.2%
Michigan Finance Authority Revenue Bonds
5.00% due 11/15/41	1,000,000	1,107,180
5.00% due 07/01/44	1,030,000	1,100,256
5.00% due 11/01/44	1,000,000	1,099,560
5.00% due 12/01/31	1,000,000	1,098,430
Michigan State Building Authority Revenue Bonds
5.00% due 04/15/36	1,500,000	1,700,865
Total Michigan		6,106,291

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	June 30, 2018

	Face Amount	Value

MUNICIPAL BONDS† – 158.4% (continued)

Alabama – 5.4%
Alabama Economic Settlement Authority Revenue Bonds
4.00% due 09/15/33	$3,000,000	$3,095,189
Alabama Special Care Facilities Financing Authority Revenue Bonds
5.00% due 06/01/32	2,000,000	2,236,040
Total Alabama		5,331,229

Florida – 5.1%
County of Broward Revenue Bonds, AMT, (AGM)
5.00% due 04/01/38	1,000,000	1,074,040
Miami-Dade County Educational Facilities Authority Revenue Bonds
5.00% due 04/01/42	2,000,000	2,171,880
Mid-Bay Bridge Authority Revenue Bonds
5.00% due 10/01/40	625,000	686,175
Town of Davie Revenue Bonds
6.00% due 04/01/42	1,000,000	1,119,480
Total Florida		5,051,575

Connecticut – 4.3%
City of Bridgeport General Obligation Unlimited, (AGM)
5.00% due 10/01/25	2,535,000	2,860,114
Connecticut State Health & Educational Facility Authority Revenue Bonds
5.00% due 07/01/45	1,250,000	1,371,125
Total Connecticut		4,231,239

New Jersey – 4.2%
New Jersey Economic Development Authority Revenue Bonds, (ST APPROP)
(MUNIPSA + 1.60%), 3.11% due 03/01/28[1]	3,000,000	2,970,750
New Jersey Health Care Facilities Financing Authority Revenue Bonds
5.00% due 07/01/43	1,070,000	1,186,587
Total New Jersey		4,157,337

Nebraska – 3.6%
Central Plains Energy Project Revenue Bonds
5.00% due 09/01/35	3,000,000	3,555,330

Kentucky – 3.4%
County of Owen Revenue Bonds
5.63% due 09/01/39	1,000,000	1,042,200
Kentucky Economic Development Finance Authority Revenue Bonds
5.63% due 08/15/27	500,000	501,675
Kentucky Public Energy Authority Revenue Bonds
4.00% due 04/01/48[1]	1,750,000	1,865,448
Total Kentucky		3,409,323

Iowa – 3.3%
Iowa Finance Authority Revenue Bonds
5.00% due 08/15/29	1,090,000	1,203,131

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	June 30, 2018

	Face Amount	Value

MUNICIPAL BONDS† – 158.4% (continued)

Iowa – 3.3% (continued)
Iowa Tobacco Settlement Authority Revenue Bonds
5.60% due 06/01/34	$2,000,000	$2,019,320
Total Iowa		3,222,451

Vermont – 3.0%
Vermont Student Assistance Corp. Revenue Bonds, AMT
(3M LIBOR + 3.00%), 5.32% due 12/03/35[1]	2,800,000	2,968,840

Mississippi – 2.7%
County of Warren Revenue Bonds
6.50% due 09/01/32	1,000,000	1,007,730
State Of Mississippi Revenue Bonds
5.00% due 10/15/35	1,500,000	1,689,675
Total Mississippi		2,697,405

Washington – 2.2%
Spokane Public Facilities District Revenue Bonds
5.00% due 12/01/38	1,000,000	1,095,940
Washington Higher Education Facilities Authority Revenue Bonds
5.25% due 04/01/43	1,000,000	1,086,310
Total Washington		2,182,250

Colorado – 2.2%
City & County of Denver CO Airport System Revenue Revenue Bonds
5.00% due 11/15/43	1,000,000	1,097,380
Colorado Health Facilities Authority Revenue Bonds
5.25% due 01/01/45	1,000,000	1,067,050
Total Colorado		2,164,430

Tennessee – 2.0%
Metropolitan Nashville Airport Authority Revenue Bonds
5.20% due 07/01/26	480,000	492,696
Metropolitan Nashville Airport Authority Revenue Bonds, AMT
5.00% due 07/01/43	1,310,000	1,452,397
Total Tennessee		1,945,093

Ohio – 1.7%
American Municipal Power, Inc. Revenue Bonds
5.00% due 02/15/42	1,560,000	1,678,326

Delaware – 1.6%
Delaware State Economic Development Authority Revenue Bonds
5.40% due 02/01/31	1,500,000	1,591,590

Nevada – 1.6%
Las Vegas Valley Water District General Obligation Ltd
5.00% due 06/01/31	1,435,000	1,548,939

See notes to portfolio of investments.
5

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	June 30, 2018

	Face Amount	Value

MUNICIPAL BONDS† – 158.4% (continued)

Arkansas – 1.4%
Arkansas Development Finance Authority Revenue Bonds
(MUNIPSA + 1.55%), 3.06% due 09/01/44[1]	$1,400,000	$1,425,900

Virginia – 1.3%
Washington County Industrial Development Authority Revenue Bonds
7.50% due 07/01/29	1,250,000	1,286,938

Alaska – 1.1%
City of Anchorage Electric Revenue Bonds
5.00% due 12/01/41	1,000,000	1,108,450

Wisconsin – 1.1%
Wppi Energy Revenue Bonds
5.00% due 07/01/37	1,000,000	1,103,350

Hawaii – 1.1%
Hawaii Pacific Health Revenue Bonds
5.63% due 07/01/30	1,000,000	1,077,060

New Hampshire – 1.1%
New Hampshire Health And Education Facilities Authority Act Revenue Bonds
5.00% due 01/01/34	1,000,000	1,072,060

Utah – 1.0%
Salt Lake City Corp. Airport Revenue Bonds, AMT
5.00% due 07/01/47	900,000	1,010,781

Illinois – 0.8%
Chicago O’hare International Airport Revenue Bonds, AMT
5.00% due 01/01/35	750,000	818,490

District of Columbia – 0.8%
District Of Columbia Revenue Bonds
5.00% due 04/01/42	715,000	808,379

West Virginia – 0.5%
West Virginia Economic Development Authority Revenue Bonds, AMT
2.88% due 12/15/26	490,000	482,047

Total Municipal Bonds
(Cost 151,022,657)		156,560,592

See notes to portfolio of investments.

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	June 30, 2018

	Shares	Value
SHORT TERM INVESTMENT – 0.5%
BlackRock Liquidity Funds FedFund Portfolio, 1.80%[4]	455,838	$455,838
Total Short Term Investment
(Cost 455,838)		455,838

Total Investments - 158.9%
(Cost $151,478,495)		$157,016,430

Preferred Shares - (60.7)%		(60,000,000)

Other Assets & Liabilities, net - 1.8%		1,822,754

Total Net Assets - 100.0%		$98,839,184

†	Value determined based on Level 2 inputs – See Note 1.

1

Variable rate security. Rate indicated is rate effective at June 30, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

2

Security is a 144A or Section 4(a)(2) security. The total market value of 144A or Section 4(a)(2) securities is $1,073,980 (cost $1,029,160), or 1.1% of total net assets as of June 30, 2018. These securities have been determined to be liquid under guidelines established by the Board of Trustees

3	Zero coupon rate security.

4	Represents the 7-day SEC yield as of June 30, 2018.

AGC	Insured by Assured Guaranty Corporation

AGM	Insured by Assured Guaranty Municipal Corporation

AMBAC	Insured by Ambac Assurance Corporation

AMT	Income from this security is a preference item under the Alternative Minimum Tax

BAM	Insured by Bank of America

BHAC-CR	Insured by Berkshire Hathaway Assurance Corporation

FGIC	Insured by Financial Guaranty Insurance Company

ICC	Internet Commerce Corporation

LIBOR	London Inter Bank Offered Rate

MUNIPSA	SIFMA Municipal Swap Index Yield

NATL	Insured by National Public Finance Guarantee Corporation

ST APPROP	State Appropriation

See notes to portfolio of investments.
7

Managed Duration Investment Grade Municipal Fund PORTFOLIO OF INVESTMENTS (Unaudited) continued	June 30, 2018

The following table summarizes the inputs used to value the Fund’s net assets as of June 30, 2018 (See Note 1 in the Notes to Portfolio of Investments):

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total

Assets:
Municipal Bonds	$ —	$156,560,592	$—	$156,560,592
Short Term Investment	455,838	—	—	455,838
Total	$455,838	$156,560,592	$—	$157,016,430

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. Transfers between valuations levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended June 30, 2018, there were no transfers between levels.

See notes to portfolio of investments.

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited)	June 30, 2018

For information on the Managed Duration Investment Grade Municipal Fund’s (the “Fund”) policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

1. Significant Accounting Policies

The Fund operates as an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

The Board of Trustees of the Fund (the “Board”) has adopted policies and procedures for the valuation of the Fund’s investments (the “Valuation Procedures”). Pursuant to the Valuation Procedures, the Board has delegated to Cutwater Investor Services Corp. (the “Adviser”)‘s valuation committee (the “Valuation Committee”), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Fund’s securities or other assets. As part of an internal reorganization, the Adviser merged into its affiliate, Insight North America LLC (“INA”), on July 2, 2018. Effective July 2, 2018, the Fund’s investment management agreement is now contracted with INA. The Bank of New York Mellon Corporation remains INA’s ultimate parent company. Historically, the Adviser and INA have operated under the same brand for some time and this merger is not expected to have any material impact on the day-to-day management of the Fund. This reorganization has not resulted in a change of control of the Adviser under the Investment Advisers Act of 1940, as amended, and the rules thereunder.

The municipal bonds and preferred shares in which the Fund invests are traded primarily in the over-the-counter markets. In determining net asset value, the Fund uses the valuations of portfolio securities furnished by a pricing service approved by the Board. The pricing service typically values portfolio securities at the bid price or the yield equivalent when quotations are readily available. Securities for which quotations are not readily available are valued at fair market value on a consistent basis as determined by the pricing service using a matrix system to determine valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Board.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser, pursuant to methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s) “fair value.” Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing

MZF | MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND | 9

NOTES TO PORTFOLIO OF INVESTMENTS (Unaudited) continued	June 30, 2018

services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money market funds are valued at net asset value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Fund values Level 2 equity securities using various observable market inputs as described above. The Fund did not have any Level 3 securities during the period ended June 30, 2018.

10 | MZF | MANAGED DURATION INVESTMENT GRADE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Duration Investment Grade Municipal Fund

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President and Chief Executive Officer
(Principal Executive Officer)

Date	8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Clifford D. Corso
Clifford D. Corso, President and Chief Executive Officer
(Principal Executive Officer)

Date	8/24/2018

By (Signature and Title)*	/s/ Thomas E. Stabile
Thomas E. Stabile, Treasurer
(Principal Financial Officer)

Date	8/24/2018

* Print the name and title of each signing officer under his or her signature.